UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Global Bond Portfolio

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Global Bond Portfolio

Portfolio Performance: For the 12 months ended December 31, 2008, Maxim Global Bond Portfolio returned 4.45%, while its benchmark, the Citigroup World Government Bond Index (WGBI), returned 9.19%.Please remember, past performance is no guarantee of future results.

The year 2008 was extremely volatile and challenging for many asset classes. Through its fundamentals-driven approach and commitment to diversification, the Portfolio provided positive results in this very difficult environment. The Portfolio benefited from its overweighted exposure to the Japanese yen and Swiss franc as it attempted to capitalize on accelerating worldwide deleveraging by investing in these low-yielding currencies from countries with external surpluses. These currencies benefited from local investors’ repatriation of international investments as risk aversion increased. Additionally, the Portfolio’s underweighted exposure to the euro benefited relative performance as the credit crunch became a significant global problem leading to difficulties for the leveraged European economy and lower interest rates from the European Central Bank. Although the Portfolio correctly identified the euro as overvalued at close to its all-time high, several other currency exposures hurt relative performance as extreme risk aversion led to some currencies to trade, we believe, out of line with their relative fundamentals. In particular, the Brazilian real, Indonesian rupiah and Malaysian ringgit depreciated against the U.S. dollar during the year despite those countries’ strong relative economic growth and trade surpluses. The disconnect from underlying fundamentals also extended to interest rate exposure. For much of the year, the flight to quality into developed market government bonds led markets to price in what we believed was an unrealistic decoupling of global growth where interest rates outside the largest developed economies would stay high. However, toward year-end, interest rate cuts began to be priced in around the globe, leading to strong returns for the Portfolio’s New Zealand, Australian, South Korean and Mexican duration exposures. Lastly, it is important to note that Portfolio performance benefited from a lack of exposure to corporate credit and very little emerging market credit exposure when those spreads widened significantly in October.

	MAXIM GLOBAL BOND	CITIGROUP WORLD GOVT BOND
	BALANCE	BALANCE

	10,000.00	10,000.00
1999	9,875.00	10,134.57
2000	10,765.73	11,219.18
2001	11,132.84	11,918.88
2002	12,306.24	12,868.81
2003	13,211.98	13,122.57
2004	13,851.44	13,755.53
2005	13,937.31	14,459.31

2006	16,007.01	14,909.37
2007	18,179.16	15,755.85
2008	18,988.13	17,203.19

Maxim Global Bond Portfolio

Total Return –

One Year:	4.45%
Five Year:	7.52%
Since Inception:	6.98%

Portfolio Inception: 7/26/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Global Bond Portfolio, made at its inception, with the performance of the Citigroup World Government Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Global Bond Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Global Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
Investments in securities, market value (1)	$91,620,523
Cash	952
Cash denominated in foreign currencies (2)	885,772
Interest receivable	1,533,068
Subscriptions receivable	162,914
Unrealized appreciation on forward foreign currency contracts	12,843,567

Total assets	107,046,796

LIABILITIES:
Due to investment adviser	123,259
Redemptions payable	293,693

Total liabilities	416,952

NET ASSETS	$106,629,844

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,330,333
Additional paid-in capital	114,222,636
Net unrealized appreciation on investments and forward foreign currency contracts	8,848,056
Overdistributed net investment income	(17,966,045)
Accumulated net realized gain on investments and forward foreign currency contracts	194,864

NET ASSETS	$106,629,844

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$8.02

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	13,303,328

(1) Cost of investments in securities:	$95,714,379
(2) Cost of cash denominated in foreign currencies:	787,427

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
Interest	$5,615,985
Foreign withholding tax	(140,416)

Total income	5,475,569

EXPENSES:
Management fees	1,750,693

NET INVESTMENT INCOME	3,724,876

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,558,373
Net realized gain on forward foreign currency contracts	3,841,743
Change in net unrealized depreciation on investments	(16,554,246)
Change in net unrealized appreciation on forward foreign currency contracts	11,119,512

Net realized and unrealized gain on investments and forward foreign currency contracts	965,382

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,690,258

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,724,876	$3,210,673
Net realized gain on investments	2,558,373	9,486,927
Net realized gain on forward foreign currency contracts	3,841,743	6,340,685
Change in net unrealized appreciation (depreciation) on investments	(16,554,246)	1,833,480
Change in net unrealized appreciation on forward foreign currency contracts	11,119,512	(1,317,997)

Net increase in net assets resulting from operations	4,690,258	19,553,768

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,626,073)	(14,362,165)
From net realized gains	(2,774,693)	(4,298,795)

Total distributions	(29,400,766)	(18,660,960)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	64,708,594	61,256,947
Reinvestment of distributions	29,400,766	18,660,960
Redemptions of shares	(97,358,864)	(210,776,572)

Net decrease in net assets resulting from share transactions	(3,249,504)	(130,858,665)

Total decrease in net assets	(27,960,012)	(129,965,857)

NET ASSETS:
Beginning of period	134,589,856	264,555,713

End of period (1)	$106,629,844	$134,589,856

OTHER INFORMATION:

SHARES:
Sold	6,037,502	5,480,394
Issued in reinvestment of distributions	3,650,072	1,771,918
Redeemed	(9,237,901)	(19,213,702)

Net increase (decrease)	449,673	(11,961,390)

(1) Including undistributed (overdistributed) net investment income	$(17,966,045)	$266,752

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$10.47	$10.66	$9.98	$10.63	$10.47

Income from Investment Operations

Net investment income	1.22	1.24	0.67	0.60	0.25
Net realized and unrealized gain (loss)	(0.82)	0.19	0.78	(0.52)	0.25

Total Income From Investment Operations	0.40	1.43	1.45	0.08	0.50

Less Distributions

From net investment income	(2.59)	(1.24)	(0.74)	(0.54)	(0.25)
From net realized gains	(0.26)	(0.38)	(0.03)	(0.19)	(0.09)

Total Distributions	(2.85)	(1.62)	(0.77)	(0.73)	(0.34)

Net Asset Value, End of Period	$8.02	$10.47	$10.66	$9.98	$10.63

Total Return ±	4.45%	13.57%	14.85%	0.62%	4.84%

Net Assets, End of Period ($000)	$106,630	$134,590	$264,556	$245,696	$226,930

Ratio of Expenses to Average Net Assets	1.30%	1.30%	1.30%	1.30%	1.30%

Ratio of Net Investment Income to Average Net Assets	2.77%	1.98%	3.09%	1.95%	2.00%

Portfolio Turnover Rate	61.73%	33.83%	46.42%	246.45%	245.82%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios. Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1		Level 2	Level 3	Total

Assets
Bonds	$		$85,031,642	$3,144,671	$88,176,313
Short-term investments			3,440,000		3,440,000
Other financial instruments*			12,843,567	4,210	12,847,777

Total		$—	$101,315,209	$3,148,881	$104,464,090

* Other financial instruments include warrants, options and forward foreign currency contracts. Warrants and options are reported at their market value as of measurement date. Forward foreign currency contracts are reported at their unrealized appreciation/depreciation as of December 31, 2008.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2008:

Description	Bonds	Other financial instruments	Total

Beginning Balance, January 1, 2008	$3,585,724	$—	$3,585,724
Total gain (or losses) (realized/unrealized)	(426,660)	460	(426,200)
Purchases, sales and corporate actions	(14,393)	3,750	(10,643)
Transfers into (out of) Level 3

Ending Balance, December 31, 2008	$3,144,671	$4,210	$3,148,881

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2008 were $2,257,935, $2,109,779 and 1.98%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Currency Transactions

The Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Options

As part of its investment programs, the Portfolio may utilize options. Options may be written (sold) or purchased by the Portfolio. When the Portfolio purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and its value is marked-to-market daily. When options, whether written or purchased, expire, are exercised or are closed, the realized gain or loss is included in the Statement of Operations.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Portfolio involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolio is evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $68,398,844 and $55,258,278, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $17,571,634, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2008, the U.S. Federal income tax cost basis was $95,398,749. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $5,751,791 and gross depreciation of securities in which there was an excess of tax cost over value of $9,530,017 resulting in net depreciation of $3,778,226.

5.	FORWARD FOREIGN CURRENCY CONTRACTS

As of December 31, 2008, the Portfolio held the following forward foreign currency contracts:

	Delivery Value	Settlement Date	Net Unrealized Appreciation (Depreciation)

Long Contracts:
Australian Dollar (Chinese Renminbi)	765,387	October 2009	(22,746)
Australian Dollar (Russian Ruble)	2,828,084	September 2009	388,728
Australian Dollar (Vietnamese Dong)	494,504	March 2009	46,653
Australian Dollar (Vietnamese Dong)	135,466	May 2009	13,099
Australian Dollar (Vietnamese Dong)	616,659	June 2009	60,048
Australian Dollar (Vietnamese Dong)	415,932	October 2009	(11,299)
British Pound (Malaysian Ringgit)	456,505	April 2009	240,271
British Pound (Malaysian Ringgit)	114,126	May 2009	59,036
British Pound (Singapore Dollar)	457,765	April 2009	(36,395)
British Pound (U.S. Dollar)	680,000	April 2009	331,259
Euro Dollar (Chinese Renminbi)	1,677,940	September 2009	114,604
Euro Dollar (Chinese Renminbi)	1,412,740	October 2009	(44,732)
Euro Dollar (Chinese Renminbi)	234,307	December 2009	(27,583)
Euro Dollar (Japanese Yen)	11,041,717	February 2009	1,060,081
Euro Dollar (Japanese Yen)	1,874,210	March 2009	298,570
Euro Dollar (Japanese Yen)	3,340,704	April 2009	599,434
Euro Dollar (Japanese Yen)	356,106	July 2009	68,867
Euro Dollar (Japanese Yen)	1,851,223	August 2009	212,667
Euro Dollar (Malaysian Ringgit)	457,077	April 2009	89,590
Euro Dollar (Malaysian Ringgit)	1,305,862	June 2009	228,458
Euro Dollar (Malaysian Ringgit)	7,190,408	July 2009	1,271,586
Euro Dollar (Malaysian Ringgit)	257,883	August 2009	36,745
Euro Dollar (Malaysian Ringgit)	453,849	September 2009	8,491
Euro Dollar (Polish Zloty)	9,019,399	September 2009	552,405
Euro Dollar (Russian Ruble)	479,000	July 2009	86,203
Euro Dollar (Singapore Dollar)	4,902,976	April 2009	206,457
Euro Dollar (Singapore Dollar)	148,550	May 2009	7,005

Euro Dollar (Singapore Dollar)	467,982	June 2009	79,152
Euro Dollar (Singapore Dollar)	1,149,742	July 2009	21,407
Euro Dollar (Swedish Krona)	1,351,618	September 2009	55,851
Euro Dollar (Swedish Krona)	4,906,943	December 2009	(578,235)
Euro Dollar (Swiss Franc)	306,632	October 2009	(39,802)
Euro Dollar (Swiss Franc)	625,043	November 2009	(77,831)
Euro Dollar (Taiwanese Dollar)	1,149,742	July 2009	224,968
Euro Dollar (U.S. Dollar)	2,931,289	January 2009	184,589
Euro Dollar (U.S. Dollar)	18,783,960	February 2009	1,292,425
Euro Dollar (U.S. Dollar)	4,649,144	March 2009	512,969
Euro Dollar (U.S. Dollar)	1,787,526	April 2009	276,611
Euro Dollar (U.S. Dollar)	875,853	June 2009	163,093
Euro Dollar (U.S. Dollar)	2,741,690	July 2009	457,421
Japanese Yen (U.S. Dollar)	550,000,000	May 2009	468,188
Mexican Peso (Chilean Peso)	18,541,182	May 2009	467,488
Mexican Peso (Chilean Peso)	6,190,025	June 2009	161,340
Mexican Peso (Indian Rupee)	28,863,544	January 2009	554,460
Mexican Peso (Indian Rupee)	40,922,700	May 2009	1,041,333
Mexican Peso (Russian Ruble)	2,296,263	September 2009	58,632
Mexican Peso (U.S. Dollar)	17,301,920	February 2009	372,716
Mexican Peso (U.S. Dollar)	3,500,000	July 2009	85,243
Mexican Peso (Vietnamese Dong)	33,297,776	September 2009	868,429
New Zealand Dollar (Indian Rupee)	4,529,044	February 2009	1,049,988
New Zealand Dollar (Indonesian Rupiah)	5,504,526	August 2009	862,513
New Zealand Dollar (Russian Ruble)	2,505,657	August 2009	307,545
New Zealand Dollar (Vietnamese Dong)	633,257	February 2009	76,645
New Zealand Dollar (Vietnamese Dong)	776,489	August 2009	95,166
Romanian New Leu (Czech Koruna)	4,808,577	February 2009	300,177
South Korean Won (Swiss Franc)	456,911,672	January 2009	121,440
South Korean Won (Swiss Franc)	640,000,000	March 2009	141,208
South Korean Won (Swiss Franc)	570,424,000	April 2009	126,562
South Korean Won (U.S. Dollar)	3,107,080,502	January 2009	801,174
South Korean Won (U.S. Dollar)	606,819,200	February 2009	119,850
South Korean Won (U.S. Dollar)	301,504,000	March 2009	29,238

Short Contracts:
Chilean Peso (Mexican Peso)	808,344,865	May 2009	(495,569)
Chilean Peso (Mexican Peso)	279,999,594	June 2009	(150,817)
Chinese Renminbi (Australian Dollar)	3,574,845	October 2009	(11,161)
Chinese Renminbi (Euro Dollar)	16,125,300	September 2009	(45,926)
Chinese Renminbi (Euro Dollar)	13,218,780	October 2009	(39,239)
Chinese Renminbi (Euro Dollar)	2,158,000	December 2009	(4,287)
Chinese Renminbi (U.S. Dollar)	3,282,000	October 2009	(3,530)
Chinese Renminbi (U.S. Dollar)	26,605,450	December 2009	46,990
Czech Koruna (Romanian New Leu)	31,622,082	February 2009	(167,209)
Indian Rupee (Mexican Peso)	100,361,432	January 2009	(503,429)
Indian Rupee (Mexican Peso)	160,502,922	May 2009	(562,858)
Indian Rupee (New Zealand Dollar)	139,750,000	February 2009	(669,118)
Indonesian Rupiah (New Zealand Dollar)	36,972,623,505	August 2009	(1,069,511)
Japanese Yen (Euro Dollar)	1,885,912,479	February 2009	3,197,548
Japanese Yen (Euro Dollar)	286,883,438	March 2009	341,404
Japanese Yen (Euro Dollar)	517,950,576	April 2009	647,969
Japanese Yen (Euro Dollar)	57,777,500	July 2009	97,543
Japanese Yen (Euro Dollar)	293,532,200	August 2009	577,527

Japanese Yen (U.S. Dollar)	910,298,411	May 2009	548,197
Kazakhstan Tenge (U.S. Dollar)	660,532,500	February 2009	175,683
Malaysian Ringgit (British Pound)	2,747,284	April 2009	(83,244)
Malaysian Ringgit (British Pound)	687,803	May 2009	(19,114)
Malaysian Ringgit (Euro Dollar)	2,227,565	April 2009	(65,626)
Malaysian Ringgit (Euro Dollar)	8,782,959	June 2009	(161,156)
Malaysian Ringgit (Euro Dollar)	35,871,274	July 2009	(666,958)
Malaysian Ringgit (Euro Dollar)	1,278,014	August 2009	(20,800)
Malaysian Ringgit (Euro Dollar)	2,220,000	September 2009	(5,226)
Malaysian Ringgit (U.S. Dollar)	10,338,681	November 2009	130,733
Malaysian Ringgit (U.S. Dollar)	5,137,515	December 2009	28,640
Mexican Peso (U.S. Dollar)	33,195,102	December 2009	(92,139)
Polish Zloty (Euro Dollar)	30,500,000	September 2009	(3,027,246)
Russian Ruble (Australian Dollar)	59,220,488	September 2009	(610,739)
Russian Ruble (Euro Dollar)	17,651,150	July 2009	(219,927)
Russian Ruble (Mexican Peso)	5,490,824	September 2009	(51,842)
Russian Ruble (New Zealand Dollar)	42,008,769	August 2009	(457,818)
Russian Ruble (U.S. Dollar)	10,028,000	October 2009	(6,441)
Singapore Dollar (British Pound)	1,197,394	April 2009	170,687
Singapore Dollar (Euro Dollar)	10,439,527	April 2009	411,699
Singapore Dollar (Euro Dollar)	303,503	May 2009	4,000
Singapore Dollar (Euro Dollar)	2,386,899	July 2009	56,554
South Korean Won (U.S. Dollar)	5,800,000,000	August 2009	(843,704)
Swedish Krona (Euro Dollar)	13,000,000	September 2009	(276,224)
Swedish Krona (Euro Dollar)	50,522,868	December 2009	248,493
Swiss Franc (Euro Dollar)	446,487	October 2009	39,163
Swiss Franc (Euro Dollar)	913,000	November 2009	83,365
Swiss Franc (South Korean Won)	520,181	January 2009	6,504
Swiss Franc (South Korean Won)	660,789	March 2009	(36,883)
Swiss Franc (South Korean Won)	591,032	April 2009	(32,686)
Taiwanese Dollar (Euro Dollar)	52,986,793	July 2009	(111,044)
U.S. Dollar (Euro Dollar)	13,619,089	February 2009	694,029
U.S. Dollar (Japanese Yen)	5,599,104	May 2009	71,443
U.S. Dollar (Mexican Peso)	887,808	February 2009	(165,708)
U.S. Dollar (South Korean Won)	188,047	February 2009	91,148
U.S. Dollar (South Korean Won)	320,000	March 2009	80,626
Vietnamese Dong (Australian Dollar)	6,884,621,000	March 2009	(37,604)
Vietnamese Dong (Australian Dollar)	1,929,334,000	May 2009	(13,043)
Vietnamese Dong (Australian Dollar)	8,785,846,000	June 2009	(62,654)
Vietnamese Dong (Australian Dollar)	5,122,022,512	October 2009	(45,081)
Vietnamese Dong (Mexican Peso)	55,864,687,236	September 2009	(477,141)
Vietnamese Dong (New Zealand Dollar)	7,495,068,717	February 2009	(35,628)
Vietnamese Dong (New Zealand Dollar)	9,409,877,826	August 2009	(77,503)

Net Appreciation			$12,843,567

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

	2008	2007

Distributions paid from:
Ordinary income	$27,002,707	$15,598,654
Long-term capital gain	2,398,059	3,062,306

	$29,400,766	$18,660,960

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	0

Net accumulated earnings	0

Net unrealized depreciation on investments	(3,778,226)
Net unrealized appreciation on foreign currency	98,345
Net unrealized appreciation on forward foreign currency contracts	3,500,475
Capital loss carryforwards	0
Post-October currency losses	(8,622,953)
Post-October losses	(120,766)

Tax composition of capital	$(8,923,125)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2008 the Portfolio reclassified permanent book and tax differences of $521,470 from paid–in capital to overdistributed net investment income and $4,146,930 from accumulated net realized gain on investments to overdistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio had current year post-October losses of $8,743,719.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

BONDS

Par Value ($)		Value ($)

CANADIAN - PROVINCIAL — 8.29%
680,000,000 JPY	Province of Ontario Senior Unsecured Debentures 1.875% January 25, 2010	7,594,186
		$7,594,186

FINANCIAL SERVICES — 5.97%
5,600,000 CHF	Oesterreichische Kontrollbank AG Bonds 2.750% June 14, 2011	5,474,636
		$5,474,636

FOREIGN BANKS — 5.17%
3,880,000 NZD	KfW Bankengruppe Foreign Government Guaranteed Bonds 6.375% February 17, 2015	2,487,668
31,651,000 MXP	Landwirtschaftliche Rentenbank Notes 8.500% February 22, 2016	2,246,779
		$4,734,447

FOREIGN GOVERNMENTS — 59.75%
3,400,000	Government of Argentina * Bonds 3.127% August 3, 2012	1,849,600
750,000 AUD	Government of Australia Bonds 6.000% September 14, 2017	564,807
3,070,000 NZD	Government of Australia † Bonds 7.125% September 18, 2017	2,109,779
375,000 AUD	Government of Australia Bonds 6.000% August 14, 2013	274,704
3,450,000 AUD	Government of Australia Notes 5.500% March 1, 2017	2,509,176
4,705,000 AUD	Government of Australia Notes 6.000% July 14, 2009	3,322,521
3,260,000 AUD	Government of Australia Bonds 6.000% May 1, 2012	2,369,903

600,000 EUR	Government of Belgium Bonds 4.250% September 28, 2014	870,257
100,000 BRL	Government of Brazil Notes 6.000% May 15, 2045	642,899
200,000 BRL	Government of Brazil Notes 6.000% May 15, 2015	1,387,127
1,320,000 BRL	Government of Brazil Notes 10.000% January 1, 2014	5,350,358
140,000 BRL	Government of Brazil Notes 10.000% January 1, 2017	540,432
330,000 BRL	Government of Brazil Notes 10.000% January 1, 2012	1,398,311
4,100,000 EUR	Government of France Bonds 4.250% October 25, 2017	6,078,555
3,510,000,000 IDR	Government of Indonesia Bonds 12.900% June 15, 2022	306,569
10,000,000,000 IDR	Government of Indonesia Bonds 11.500% September 15, 2019	807,581
25,300,000,000 IDR	Government of Indonesia Bonds 11.000% November 15, 2020	1,975,189
37,750,000,000 IDR	Government of Indonesia Bonds 10.750% May 15, 2016	3,026,136
2,400,000,000 IDR	Government of Indonesia Bonds 12.000% September 15, 2026	195,469
815,000	Government of Iraq Bonds 5.800% January 15, 2028	342,300
3,959,000,000 KRW	Government of Korea Bonds 5.500% September 10, 2017	3,425,132
371,000,000 KRW	Government of Korea Bonds 4.750% March 10, 2012	304,671
159,000,000 KRW	Government of Korea Bonds 5.000% September 10, 2016	133,115
159,000,000 KRW	Government of Korea Bonds 5.250% September 10, 2012	132,965
37,400,000 MXP	Government of Mexico Bonds 10.000% December 5, 2024	3,102,241
28,400,000 MXP	Government of Mexico Bonds 8.000% December 17, 2015	2,059,377

3,955,000 EUR	Government of Netherlands Bonds 4.500% July 15, 2017	5,895,765
9,280,000 PEN	Government of Peru Bonds 8.600% August 12, 2017	3,144,671
1,800,000 PLN	Government of Poland Bonds 5.750% September 23, 2022	627,014
		$54,746,624

SUPRANATIONALS — 8.08%
57,000,000 JPY	European Investment Bank * Notes 0.723% September 21, 2011	617,765
4,340,000 NZD	European Investment Bank Notes 6.500% September 10, 2014	2,750,491
1,300,000 NZD	Inter-American Development Bank Senior Unsecuted Notes 6.000% December 15, 2017	827,806
42,000,000 MXP	Inter-American Development Bank Senior Unsubordinated Notes 7.500% December 5, 2024	2,532,404
1,000,000 NZD	International Bank for Reconstruction & Development Unsubordinated Notes 7.500% July 30, 2014	671,462
		$7,399,928

U.S. MUNICIPAL — 8.98%
30,000	Alabama Public Housing Authority Bonds 4.450% January 1, 2024	27,063
175,000	Bay Area Toll Authority Califorinia Toll Bridge Bonds 5.500% April 1, 2043	171,287
160,000	Bexar County Hospital District Bonds 5.000% February 15, 2032	147,875
140,000	Bexar County Texas Bonds 5.250% August 15, 2047	126,007
700,000	City of Chicago IL Bonds 5.000% November 1, 2019	730,317
185,000	City of Seattle WA Bonds 5.000% September 1, 2034	177,502
100,000	Commonwealth of Puerto Rico Bonds 5.500% July 1, 2021	87,874
200,000	Dickinson Independent School District Bonds 4.750% February 15, 2033	180,456
565,000	Florida Hurricane Catastrophe Fund Finance Corp Bonds 4.250% July 1, 2014	545,683

500,000	Florida State Board of Education Bonds 5.000% July 1, 2021	485,980
500,000	Florida State Board of Education Bonds 5.000% July 1, 2020	491,855
550,000	Florida State Board of Education Bonds 5.000% July 1, 2022	514,734
365,000	Hamilton County Ohio Sales Tax Bonds 5.000% December 1, 2032	325,711
650,000	Illinois Finance Authority Bonds 5.000% January 1, 2020	636,558
215,000	Illinois Municipal Electric Agency Bonds 5.000% February 1, 2035	201,894
715,000	JEA Florida Water & Sewer System Bonds 4.750% October 1, 2040	586,107
100,000	Metropolitan Atlanta Rapid Transit Authority Bonds 5.000% July 1, 2019	109,123
500,000	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Bonds 5.000% October 1, 2018	552,275
215,000	Minneapolis Minnesota Health Care System Bonds 6.500% November 15, 2038	214,697
355,000	New Jersey State Transportation Trust Fund Authority Bonds 5.500% December 15, 2038	349,860
150,000	North Carolina Eastern Municipal Power Agency Bonds 5.250% January 1, 2019	146,080
350,000	Public Power Generation Agency Bonds 5.000% January 1, 2019	368,343
400,000	Regional Transportation District Bonds 5.000% December 1, 2021	383,472
120,000	State of California Bonds 5.000% April 1, 2038	101,694
275,000	State of California Bonds 5.125% April 1, 2033	243,408
100,000	State of New York Bonds 5.000% April 1, 2026	91,688
50,000	State of Wisconsin Bonds 5.000% May 1, 2021	51,541

180,000	Tarrant County Cultural Education Facilities Finance Corp Bonds 6.250% July 1, 2028	177,408
		$8,226,492

TOTAL BONDS — 96.24% (Cost $92,270,629)		$88,176,313

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

AGENCY — 3.75%
3,440,000	Federal Home Loan Bank ‡ Zero Coupon 0.000% January 2, 2009	3,440,000

TOTAL SHORT-TERM INVESTMENTS — 3.76% (Cost $3,440,000)		$3,440,000

OPTIONS PURCHASED

Par Value ($)		Value ($)

1,000	Brazilian Real Put, strike price 2.05 BRL, expiration date January 20, 2009	4,210

TOTAL OPTIONS PURCHASED — 0.00% (Cost $3,750)		$4,210

TOTAL MAXIM GLOBAL BOND PORTFOLIO — 100% (Cost $95,714,379)		$91,620,523

Legend

*	Represents the current interest rate for variable rate security.

†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

‡	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Notes to Financial Statements.

Currency Abbreviation

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CHF	-	Switzerland Franc
EUR	-	Euro Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXP	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peru Nuevo Sol
PLN	-	Polish Zloty

Summary of Investments by Country

Maxim Global Bond Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Country	Value ($)	Investments
Argentina	1,849,600	2.02%
Australia	11,150,890	12.18%
Austria	5,474,636	5.97%
Belgium	870,257	0.95%
Brazil	9,319,127	10.17%
Canada	7,594,186	8.29%
European Community	4,039,718	4.41%
France	6,078,555	6.63%
Germany	4,738,657	5.17%
Indonesia	6,310,944	6.88%
Iraq	342,300	0.37%
Latin America	3,360,210	3.67%
Mexico	5,161,618	5.64%
Netherlands	5,895,765	6.43%
Peru	3,144,671	3.43%
Poland	627,014	0.68%
South Korea	3,995,883	4.37%
United States	11,666,492	12.74%
	$91,620,523	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Global Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 1,009.31	$ 6.57

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,018.60	$ 6.60

*Expenses are equal to the Portfolio's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the

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1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

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2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

       (3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009